Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Due to Related Parties, Current	¥ 11,553	¥ 20,449
Deferred Revenue, Current		803
Accounts Payable and Other Accrued Liabilities, Current	584,123	498,752
Finance Lease, Liability, Current	9,354	44,113
Finance Lease, Liability, Noncurrent	4,701	14,477
Deferred Income Tax Liabilities, Net	¥ 29,703	¥ 13,551
Common Stock, Shares Authorized | shares	10,000,000,000	10,000,000,000
Common stock, shares outstanding | shares	3,909,945,660
Accounts Receivable Net of Allowance	¥ 10,261	¥ 0
Class A ordinary shares [Member]
Common Stock, Shares Authorized | shares	8,900,000,000	8,900,000,000
Common Stock, Shares, Issued | shares	3,206,653,701	3,206,653,701
Common stock, shares outstanding | shares	3,108,040,681	3,140,896,631
Class B ordinary shares [Member]
Common Stock, Shares Authorized | shares	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued | shares	801,904,979	801,904,979
Common stock, shares outstanding | shares	801,904,979	801,904,979
Variable Interest Entity, Primary Beneficiary [Member]
Due to Related Parties, Current	¥ 44	¥ 0
Self Insurance Reserve, Current	516,661	685,028
Deferred Revenue, Current	0	803
Accounts Payable and Other Accrued Liabilities, Current	453,996	413,438
Finance Lease, Liability, Current	9,122	16,452
Finance Lease, Liability, Noncurrent	4,701	12,921
Deferred Income Tax Liabilities, Net	29,278	13,126
Subsidiaries [Member]
Due to Related Parties, Current	44	0
Self Insurance Reserve, Current	516,661	685,028
Deferred Revenue, Current	0	803
Accounts Payable and Other Accrued Liabilities, Current	453,996	413,438
Finance Lease, Liability, Current	9,122	16,452
Finance Lease, Liability, Noncurrent	4,701	12,921
Deferred Income Tax Liabilities, Net	¥ 29,278	¥ 13,126